                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06591

Morgan Stanley Quality Municipal Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                  10020
       (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS o January 31, 2005 (unaudited)

       PRINCIPAL
       AMOUNT IN                                                                       COUPON        MATURITY
       THOUSANDS                                                                        RATE            DATE         VALUE
       ---------                                                                        ----            ----         -----

                     TAX-EXEMPT MUNICIPAL BONDS (148.1%)
                     General Obligation  (23.1%)
            $5,000   California, Various Purpose dtd 05/01/03                            5.25%       02/01/19     $5,501,450
             4,000   Los Angeles, California, Ser 2004 A (MBIA)                          5.00        09/01/24      4,287,720
             2,700   Adams & Arapahoe Counties Joint School District # 32, Colorado,     5.125       12/01/21      2,955,366
                          Ser 2003A (FSA)
             3,500   Denver School District # 1, Colorado, Ser 1999 (FGIC)               5.25        12/01/16      3,906,315
             2,000   Connecticut, 2002 Ser B                                             5.50        06/15/20      2,255,080
             4,000   Florida Board of Education, Capital Outlay Refg 2002 Ser C
                          (MBIA)                                                         5.00        06/01/20      4,345,280
                     Hawaii,
             5,000        1992 Ser BZ                                                    6.00        10/01/10      5,750,800
             8,000        1992 Ser BZ                                                    6.00        10/01/11      9,306,160
             5,000   Honolulu City & County, Hawaii, ROLS RR II R 237-3 (MBIA)           8.519[+/+]  03/01/26      5,823,450
            10,000   Chicago, Illinois, Neighborhoods Alive 21 Ser 2001 A (FGIC)         5.50        01/01/36     11,167,700
             4,000   Cook County, Illinois, Ser 1992 C (FGIC)                            6.00        11/15/09      4,539,000
             6,000   Illinois, First Ser 2002 (MBIA)                                     5.375       07/01/20      6,714,960
             2,000   Schaumburg, Illinois, Ser 2004 B (FGIC)                             5.25        12/01/34      2,160,100
             1,000   New York, New York, Ser G                                           5.00        12/01/23      1,059,300
                     Pennsylvania,
             5,000        First Ser 2003 RITES PA - 1112 A (MBIA)                        7.572[+/+]  01/01/18      5,867,650
             5,000        First Ser 2003 RITES PA - 1112 B (MBIA)                        7.572[+/+]  01/01/19      6,120,400
             2,000   Charleston County School District, South Carolina, Ser 2004 A       5.00        02/01/22      2,156,980
             5,000   Houston, Independent School District, Texas, Refg Ser 1999 A
                          (PSF)                                                          5.25        02/15/18      5,404,100
             5,000   Northside Independent School District, Texas, Bldg & Refg
            ------        Ser 2001 (PSF)                                                 5.00        02/15/26      5,188,350
            84,200                                                                                                 ---------
            ------                                                                                                94,510,161
                                                                                                                  ----------
                     Educational Facilities Revenue (3.8%)
             3,700   University of Alabama, Ser 2004-A (MBIA)                            5.25        07/01/22      4,107,332
                     Arizona Board of Regents,
             1,650        University of Arizona Ser 2001 A COPs (Ambac)                  5.50        06/01/15      1,851,845
             1,740        University of Arizona Ser 2001 A COPs (Ambac)                  5.50        06/01/16      1,949,705
             1,835        University of Arizona Ser 2001 A COPs (Ambac)                  5.50        06/01/17      2,056,154
               940        University of Arizona Ser 2001 A COPs (Ambac)                  5.50        06/01/18      1,053,289
             2,000   Ohio State University, General Receipts Ser 2002 A                  5.125       12/01/31      2,107,140
             2,000   Pennsylvania State University, Refg Ser 2002                        5.25        08/15/14      2,278,260
             -----                                                                                                 ---------
            13,865                                                                                                15,403,725
            ------                                                                                                ----------

                     Electric Revenue (17.3%)
             6,000   Salt River Project Agricultural Improvement & Power District,       5.00        01/01/31      6,268,860
                          Arizona, 2002 Ser B
             5,000   California Department of Water Resources, Power Supply              5.75        05/01/17      5,662,450
                          Ser 2002 A
             3,300   Jacksonville Electric Authority, Florida, St Johns Power Park       5.00        10/01/18      3,576,177
                          Refg Issue 2 Ser 17
             2,000   Orlando Utilities Commission, Florida, Water & Electric Ser 2001    5.25        10/01/19      2,225,940
             2,000   Indiana Municipal Power Agency, Power Supply 2004 Ser A             5.00        01/01/32      2,086,540
                          (FGIC)
             2,000   Western Minnesota Municipal Power Agency, 2003 Ser A (MBIA)         5.00        01/01/30      2,099,180
                     Long Island Power Authority, New York,
             4,000        Ser 2003 B                                                     5.25        06/01/13      4,453,040
             5,325        Ser 2003 C                                                     5.50        09/01/19      5,881,942

                     South Carolina Public Service Authority,
             3,700        Refg Ser 2002 D (Ambac)                                        5.00        01/01/20      4,005,250
             5,000        Refg Ser 2002 D (FSA)                                          5.00        01/01/20      5,412,450
             7,000        Refg Ser 2003 A (Ambac)                                        5.00        01/01/22      7,524,860
             7,000   Energy Northwest, Washington, Columbia Refg Ser 2001 C
                          (MBIA)                                                              5.75        07/01/18      8,015,840
                     Grant County Public Utility District #2, Washington,
             5,000        Electric Refg Ser 2001 H (FSA)                                 5.375       01/01/18      5,529,300
             8,220        Priest Rapids Hydro Second Ser 1992 A                          5.00        01/01/23      8,224,521
             -----                                                                                                 ---------
            65,545                                                                                                70,966,350
            ------                                                                                                ----------

                     Hospital Revenue  (4.5%)
             3,500   Birmingham-Carraway Special Care Facilities
                          Financing Authority, Alabama, Carraway                         5.875       08/15/15      3,624,040
                          Methodist Hlth Ser 1995 A (Connie Lee)
                     Maryland Health & Higher Educational Facilities Authority,
             5,000        University of Maryland Medical Ser 2001                        5.25        07/01/28      5,163,200
             1,500        University of Maryland Medical Ser 2002                        6.00        07/01/32      1,631,130
             2,000   University of Medicine & Dentistry (MBIA)                           5.25        06/15/23      2,214,300
             3,000   Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A        5.625       10/01/17      3,275,280
             2,715   Philadelphia Hospitals & Higher Education Facilities Authority,     6.375       11/15/11      2,716,629
             -----   Pennsylvania, Chestnut Hill Hospital Ser 1992                                                 ---------
            17,715                                                                                                18,624,579
            ------                                                                                                ----------
                     Industrial Development/Pollution Control Revenue  (4.2%)
             6,000   California Pollution Control Financing Authority, Keller Canyon     6.875       11/01/27      6,061,200
                          Landfill Co/Browning-Ferris Industries Inc Ser 1992 (AMT)
             5,000   Michigan Strategic Fund, Detroit Edison Co Ser 2001 C (AMT)         5.65        09/01/29      5,257,100
             3,000   Brazos River Authority, Texas, TXU Electric Co Ser 1999 C
                          (AMT)                                                          7.70        03/01/32      3,579,690
             2,000   Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B      5.75        05/01/30      2,163,700
             -----        (AMT) (Mandatory Tender 11/01/11)                                                        ---------
            16,000                                                                                                17,061,690
            ------                                                                                                ----------
                     Mortgage Revenue - Multi-Family  (1.8%)
             7,000   Illinois Housing Development Authority, Ser I                       6.625       09/01/12      7,010,920
                     Missouri Housing Development Commission,
               200        Federally Insured Mortgage Loans Refg Ser 11/15/92             6.50        07/01/16        200,266
               245        Federally Insured Mortgage Loans Refg Ser 11/15/92             6.60        07/01/24        245,270
               ---                                                                                                   -------
             7,445                                                                                                 7,456,456
             -----                                                                                                 ---------
                     Mortgage Revenue - Single Family  (2.5%)
               375   Idaho Housing Agency, 1992 Ser E (AMT)                              6.75        07/01/12        375,503
             2,315   Idaho Housing & Finance Association, 2000 Ser E  (AMT)              6.00        01/01/32      2,339,331
               405   Missouri Housing Development Commission, Homeownership              6.25        03/01/31        426,250
                          Ser 2000 B-1 (AMT)
             4,065   Montana Board of Housing, 2000 Ser B (AMT)                          6.00        12/01/29      4,227,478
             2,955   New Jersey Housing Mortgage Finance Authority, Home Buyer           5.875       10/01/31      2,970,100
             -----        Ser 2000 CC (AMT) (MBIA)                                                                 ---------
            10,115                                                                                                10,338,662
            ------                                                                                                ----------
                     Public Facilities Revenue (9.7%)
             4,000   Arizona School Facilities Board, Ser 2003 A COPs (MBIA)             5.25        09/01/17      4,442,040
             5,000   Phoenix Industrial Development Authority, Arizona,
                          Capital Mall LLC Ser 2000 (Ambac)                              5.50        09/15/27      5,495,450
             2,000   Sacramento Financing Authority, California, City Hall 2002 Ser A    5.00        12/01/32      2,073,980
                          (FSA)
             2,000   Colorado Educational & Cultural Facilities Authority, Peak to Peak  5.25        08/15/34      2,132,040
                          Charter School Refg & Impr Ser 2004 (XLCA)
             3,000   Broward County School Board, Florida, Ser 2001 A COPs (FSA)         5.00        07/01/26      3,152,460
             4,000   Orange County School Board, Florida, Ser 2001 A COPs (Ambac)        5.25        08/01/14      4,481,200

             1,400   Marion County Convention & Recreational Facilities Authority,
                          Indiana, Refg Ser 2003 A (Ambac)                               5.00        06/01/21      1,497,804
             2,655   Kentucky State Property & Buildings Commission, Project # 79        5.00        10/01/22      2,859,780
                          (MBIA)
             3,000   Albuquerque, New Mexico, Gross Receipts Refg Ser 1999 C             5.25        07/01/17      3,266,190
             3,000   Pennsylvania Public School Building Authority, Philadelphia
                          School District Ser 2003 (FSA)                                 5.00        06/01/33      3,118,950

             4,000   Puerto Rico Public Buildings Authority, Ser J                       5.00        07/01/36      4,409,440
                          (Mandatory Tender 07/01/12)
             2,500   Milwaukee Redevelopment Authority, Wisconsin, Ser 2003 A            5.125       08/01/23      2,691,450
             -----        (Ambac)                                                                                  ---------
            36,555                                                                                                39,620,784
            ------                                                                                                ----------
                     Resource Recovery Revenue (0.8%)
             3,000   Northeast Maryland Waste Disposal Authority, Montgomery             5.50        04/01/16      3,309,600
             -----        County Ser 2003 (AMT) (Ambac)                                                            ---------

                     Transportation Facilities Revenue  (30.8%)
             3,000   Alaska International Airports, Ser 2002 B (Ambac)                   5.25        10/01/27      3,221,760
             2,000   Arizona Transportation Board, Highway Refg Ser 2002 A               5.25        07/01/19      2,218,840
             3,000   Phoenix Civic Improvement Corporation, Arizona, Airport             5.25        07/01/32      3,130,830
                          Ser 2002 B (AMT) (FGIC)
             5,000   California Infrastructure & Economic Development Bank, Bay          5.00        07/01/36      5,221,450
                          Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (Ambac)
             1,900   Orange County Transportation Authority, California, Toll Road       5.00        08/15/20      2,061,443
                          Refg Ser 2003 A (Ambac)
             4,000   Port of Oakland, California, Ser 2002 L (AMT) (FGIC)                5.00        11/01/32      4,099,640
             2,000   Mid-Bay Bridge Authority, Florida Refg Ser 1993 A (Ambac)           5.95        10/01/22      2,231,560
             3,000   Atlanta, Georgia, Airport Ser J (FSA)                               5.00        01/01/34      3,127,350
                     Georgia State Road & Tollway Authority,
             6,000        Ser 2004                                                       5.00        10/01/22      6,493,980
             9,000        Ser 2004                                                       5.00        10/01/23      9,707,940
             4,000   Chicago, Illinois, O' Hare Int'l Airport 3rd Lien                   5.75        01/01/23      4,474,360
                          Ser 2003 B-2 (AMT) (FSA)
             6,335   Indiana Transportation Finance Authority, Ser 2000                  5.375       12/01/25      6,904,200
             3,400   Maine Turnpike Authority, Ser 2000 (FGIC)                           5.50        07/01/30      3,753,872
             3,000   Wayne County, Michigan, Detroit Metropolitan Wayne County           5.50        12/01/17      3,316,890
                          Airport Refg Ser 2002 D (AMT) (FGIC)
                     Clark County,  Nevada,
             4,000        Airport SubLien Ser 2004 A-1 (AMT) (FGIC)                      5.50        07/01/20      4,435,320
             1,000        Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)                 5.375       07/01/19      1,088,020
             1,100        Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)                 5.375       07/01/20      1,193,478
             2,000        Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)                 5.375       07/01/22      2,156,720
             5,000   New Jersey Transportation Trust Fund Authority, 1999 Ser A          5.75        06/15/20      5,955,800
            12,000   New Jersey Turnpike Authority, Ser 2003 A (FGIC)++                  5.00        01/01/27     12,635,160
            10,000   Metropolitan Transportation Authority, New York, Transportation     5.00        11/15/25     10,683,700
                          Refg Ser 2002 A (FGIC)
             4,000   Port Authority of New York & New Jersey, Cons 135th Ser
                          (MBIA)**                                                       5.00        09/15/29      4,225,520
                     Triborough Bridge & Tunnel Authority, New York,
             5,000        Refg 2002 E (MBIA)                                             5.25        11/15/22      5,533,900
             6,000        Ser 2001 A                                                     5.00        01/01/32      6,199,800
                     Houston, Texas,
             6,000        Airport Sub Lien Ser 2000 A (AMT) (FSA)                        5.875       07/01/17      6,649,020
             5,000        Airport Sub Lien Ser 2000 A (AMT) (FSA)                        5.625       07/01/30      5,445,300
             -----                                                                                                 ---------
           116,735                                                                                               126,165,853
           -------                                                                                               -----------
                     Water & Sewer Revenue  (37.5%)
             3,800   Phoenix Civic Improvement Corporation, Arizona, Jr Lien Water       5.00        07/01/26      4,007,974
                          Ser 2002

             3,000   East Bay Municipal Utility District, California, Water Ser 2001
                          (MBIA)                                                         5.00        06/01/26      3,134,640
             3,720   San Diego County Water Authority, California, Ser 2002 A            5.00        05/01/27      3,897,704
                          COPs (MBIA)
             3,500   Broward County, Florida, Water & Sewer Utility Ser 2003 (MBIA)      5.00        10/01/24      3,755,605
            10,000   Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)                   5.25        10/01/30     10,778,200
            10,000   Indiana Bond Bank, Revolving Fund Ser 2001 A                        5.00        02/01/23     10,691,100
             5,000   Louisville & Jefferson County Metropolitan Sewer District,
                          Kentucky, Ser 1999 A (FGIC)                                    5.75        05/15/33      5,604,600
             5,000   Massachusetts Water Resources Authority, 2000 Ser A (FGIC)          5.75        08/01/39      5,629,150
             5,345   Las Vegas Valley Water District, Nevada, Water Impr                 5.25        06/01/20      5,905,584
                          Refg Ser 2003 A (FGIC)
            10,000   Passaic Valley Sewerage Commissioners, New Jersey, Ser F
                          (FGIC)                                                         5.00        12/01/20     10,860,700
             3,000   Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999            5.25        05/15/19      3,263,940
                          (Ambac)
                     New York City Municipal Water Finance Authority, New York,
             3,500        2003 Ser A                                                     5.375       06/15/19      3,903,760
            18,000        2001 Ser B                                                     5.00        06/15/26     18,761,039
            10,000        2004 Ser A                                                     5.00        06/15/35     10,376,900
             4,500   Charlotte, North Carolina, Water & Sewer Ser 2001                   5.125       06/01/26      4,791,600
             4,000   Western Carolina Regional Sewer Authority, South Carolina,          5.375       03/01/18      4,437,680
                          Ser 2001 (FSA)
            10,000   Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)             5.125       05/15/27     10,471,600
            15,000   Houston, Texas, Combined Utility First Lien Refg 2004 Ser A
                          (FGIC)                                                         5.25        05/15/23     16,521,450
            13,960   San Antonio, Texas, Water & Refg Ser 2001 (FGIC)                    5.00        05/15/26     14,519,936
             2,000   Fairfax County Water Authority, Virginia, Refg Ser 1992             6.00        04/01/22      2,180,540
             -----                                                                                                 ---------
           143,325                                                                                               153,493,702
           -------                                                                                               -----------
                     Other Revenue  (7.9%)
            10,000   California Economic Recovery, Ser 2004 A                            5.00        07/01/16     10,858,100
                     Boulder County, Colorado,
             1,750        University Corp for Atmospheric Research Ser 2002 (MBIA)       5.375       09/01/18      1,964,358
             1,750        University Corp for Atmospheric Research Ser 2002 (MBIA)       5.375       09/01/21      1,962,748
             2,000   New Jersey Economic Development Authority, Cigarette Tax            5.75        06/15/29      2,125,640
                          Ser 2004
             2,000   New York City Transitional Finance Authority, New York,             5.50        11/01/26      2,245,320
                          Refg 2003 Ser A
            10,000   Tobacco Settlement Financing Corporation, New York, State           5.50        06/01/17     11,028,199
                          Contingency Ser 2003 B-1C
             2,000   Philadelphia, Pennsylvania, Gas Works First Ser 1998 B (FSA)        5.00        07/01/28      2,091,700
             -----                                                                                                 ---------
            29,500                                                                                                32,276,065
            ------                                                                                                ----------
                     Refunded  (4.2%)
             5,000   Atlanta, Georgia, Airport Ser 2000 A (FGIC)                         5.50        01/01/10+     5,633,750
             5,000   Dauphin County General Authority, Pennsylvania,                     6.25        07/01/16      5,902,900
                        HAPSO Group Inc/ The Western Pennsylvania Hospital
                        Refg 1992 Ser A (MBIA) (ETM)
             5,200   San Antonio, Texas, Electric & Gas Ser 2000 A                       5.75        02/01/10+     5,882,864
             -----                                                                                                 ---------
            15,200                                                                                                17,419,514
            ------                                                                                                ----------
           559,200   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $562,350,494)                                        606,647,141
           -------                                                                                               -----------

                     SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (0.9%)
             2,750   Indiana Health Facility Financing Authority, Clarian Health         1.87*       03/01/30      2,750,000
                          Obligated Group Ser 2000 B (Demand 02/01/05)
             1,100   Missouri Health & Educational Facilities Authority, Cox Health      1.90*       06/01/15      1,100,000
             -----        System Ser 1997 (MBIA) (Demand 02/01/05)                                                 ---------

             3,850   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $3,850,000)                           3,850,000
             -----                                                                                                 ---------

          $563,050   TOTAL INVESTMENTS (Cost $566,200,494) (a) (b)                                149.0%         610,497,141
          ========
                     OTHER ASSETS IN EXCESS OF Liabilities                                          1.8            7,398,190

                     PREFERRED SHARES OF BENEFICIAL INTEREST                                      (50.8)        (208,231,619)
                                                                                                   ----          -----------
                     NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                 100.0%        $409,663,712
                                                                                                  =====         ============

---------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

         AMT         Alternative Minimum Tax.

        COPs         Certificates of Participation.

         ETM         Escrowed to maturity.

         PSF         Texas Permanent School Fund Guarantee Program.

        RITES        Residual Interest Tax-Exempt Securities (Illiquid
                     Securities).
        ROLS         Reset Option Longs (Illiquid Securities).

          +          Prerefunded to call date shown.

         ++          A portion of this security has been physically segregated
                     in connection with open futures contracts in the amount of
                     $1,120,000.

       [+/+]         Current coupon rate for inverse floating rate municipal
                     obligation. This rate resets periodically as the auction
                     rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of
                     $17,811,500 which represents 4.3% of net assets applicable to common shareholders.

          *          Current coupon of variable rate demand obligation.

         **          Joint exemption in New York and New Jersey.

         (a)         Securities have been designated as collateral in an amount equal to $174,411,256 in connection with open futures
                     contracts.

         (b)         The aggregate cost for federal income tax purposes
                     approximates the aggregate cost for book purposes. The
                     aggregate gross unrealized appreciation is $44,310,057 and the aggregate gross unrealized depreciation is $13,410 ,
                     resulting in net unrealized appreciation of $44,296,647.

    Bond Insurance:
    ---------------
        Ambac        Ambac Assurance Corporation.

     Connie Lee      Connie Lee Insurance Company - a wholly owned subsidiary of
                     Ambac Assurance Corporation.

        FGIC         Financial Guaranty Insurance Company.

         FSA         Financial Security Assurance Inc.

        MBIA         Municipal Bond Investors Assurance Corporation.

        XLCA         XL Capital Assurance Inc.

Futures Contracts Open at January 31, 2005:

                                                   DESCRIPTION,
NUMBER OF                                         DELIVERY MONTH                     UNDERLYING FACE              UNREALIZED
CONTRACTS             LONG/SHORT                     AND YEAR                        AMOUNT AT VALUE             DEPRECIATION
----------------    ---------------    --------------------------------------     ----------------------     ----------------------

      800               Short                 U.S. Treasury Note 5 Yr
                                                    March/2005                        $(87,400,000)                $(414,696)

      800               Short                U.S. Treasury Note 10 Yr
                                                    March/2005                        (89,812,504)                (1,270,952)
                                                                                                             ----------------------

                                       Total unrealized depreciation........................                     $(1,685,648)
                                                                                                             ======================

                                 GEOGRAPHIC SUMMARY OF INVESTMENTS
                       BASED ON MARKET VALUE AS A PERCENT OF TOTAL INVESTMENTS
Alabama                                                               1.3%
Alaska                                                                0.5
Arizona                                                               5.3
California                                                            8.7
Colorado                                                              2.1
Connecticut                                                           0.4
Florida                                                               3.9
Georgia                                                               5.9
Hawaii                                                                3.4
Idaho                                                                 0.4
Illinois                                                              5.9
Indiana                                                               3.9
Kentucky                                                              1.4
Maine                                                                 0.6
Maryland                                                              1.7
Massachusetts                                                         0.9
Michigan                                                              1.4
Minnesota                                                             0.3
Missouri                                                              0.3
Montana                                                               0.7
Nevada                                                                2.4
New Jersey                                                            6.7
New Mexico                                                            1.1
New York                                                             13.8
North Carolina                                                        0.8
Ohio                                                                  0.9
Pennsylvania                                                          4.6
Puerto Rico                                                           0.7
South Carolina                                                        3.9
Texas                                                                12.4
Virginia                                                              0.4
Washington                                                            3.6
Wisconsin                                                             0.4
Joint exemptions*                                                    (0.7)
                                                                     -----
Total(+)                                                            100.0%
                                                                    ======

---------------
 *  Joint exemptions have been included in each geographic location.

(+) Does not include open short futures contracts with an underlying face amount of $177,212,504 with unrealized depreciation of $1,685,648.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2005

                                            /s/ Ronald E. Robison
                                            Ronald E. Robison
                                            Principal Executive Officer

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                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2005

                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer

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